Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 17, 2015
Supplement [Text Block]	gset_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

(the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus dated September 17, 2015, as supplemented (the “Prospectus”)

Effective May 1, 2016, the Board of Trustees of Goldman Sachs ETF Trust has approved a permanent expense limitation arrangement for the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF.

Effective the same date, for each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Board of Trustees of Goldman Sachs ETF Trust has approved a unitary management fee structure for the Fund and reduction of the Fund’s management fee rate. Under the unitary fee structure, Goldman Sachs Asset Management, L.P., the Funds’ investment adviser, will be responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

Accordingly, effective that date, the Prospectus will be revised as follows:

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.36%
Total Annual Fund Operating Expenses	0.76%
Expense Limitation[2]	(0.31)%
Total Annual Fund Operating Expenses After Expense Limitation	0.45%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred in the first fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses) to 0.05% of the Fund’s average daily net assets. This arrangement will remain in effect permanently. The Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses and expense limitation arrangement remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$46	$144

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.09%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$9	$29

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.20%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$20	$64

Goldman Sachs ActiveBeta(R) Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gset_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

(the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus dated September 17, 2015, as supplemented (the “Prospectus”)

Effective May 1, 2016, the Board of Trustees of Goldman Sachs ETF Trust has approved a permanent expense limitation arrangement for the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF.

Effective the same date, for each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Board of Trustees of Goldman Sachs ETF Trust has approved a unitary management fee structure for the Fund and reduction of the Fund’s management fee rate. Under the unitary fee structure, Goldman Sachs Asset Management, L.P., the Funds’ investment adviser, will be responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

Accordingly, effective that date, the Prospectus will be revised as follows:

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.36%
Total Annual Fund Operating Expenses	0.76%
Expense Limitation[2]	(0.31)%
Total Annual Fund Operating Expenses After Expense Limitation	0.45%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred in the first fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses) to 0.05% of the Fund’s average daily net assets. This arrangement will remain in effect permanently. The Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses and expense limitation arrangement remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$46	$144

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred in the first fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses and expense limitation arrangement remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Goldman Sachs ActiveBeta(R) Emerging Markets Equity ETF | Goldman Sachs ActiveBeta(R) Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	$ 144
Goldman Sachs ActiveBeta(R) Europe Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gset_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Europe Equity ETF

(the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus dated September 17, 2015, as supplemented (the “Prospectus”)

Effective the same date, for each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Board of Trustees of Goldman Sachs ETF Trust has approved a unitary management fee structure for the Fund and reduction of the Fund’s management fee rate. Under the unitary fee structure, Goldman Sachs Asset Management, L.P., the Funds’ investment adviser, will be responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

Accordingly, effective that date, the Prospectus will be revised as follows:

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Goldman Sachs ActiveBeta(R) Europe Equity ETF | Goldman Sachs ActiveBeta(R) Europe Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	$ 80
Goldman Sachs ActiveBeta(R) International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gset_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® International Equity ETF

(the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus dated September 17, 2015, as supplemented (the “Prospectus”)

Effective the same date, for each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Board of Trustees of Goldman Sachs ETF Trust has approved a unitary management fee structure for the Fund and reduction of the Fund’s management fee rate. Under the unitary fee structure, Goldman Sachs Asset Management, L.P., the Funds’ investment adviser, will be responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

Accordingly, effective that date, the Prospectus will be revised as follows:

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Goldman Sachs ActiveBeta(R) International Equity ETF | Goldman Sachs ActiveBeta(R) International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	$ 80
Goldman Sachs ActiveBeta(R) Japan Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gset_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Japan Equity ETF

(the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus dated September 17, 2015, as supplemented (the “Prospectus”)

Effective the same date, for each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Board of Trustees of Goldman Sachs ETF Trust has approved a unitary management fee structure for the Fund and reduction of the Fund’s management fee rate. Under the unitary fee structure, Goldman Sachs Asset Management, L.P., the Funds’ investment adviser, will be responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

Accordingly, effective that date, the Prospectus will be revised as follows:

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Goldman Sachs ActiveBeta(R) Japan Equity ETF | Goldman Sachs ActiveBeta(R) Japan Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	$ 80
Goldman Sachs ActiveBeta(R) U.S. Large Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gset_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

(the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus dated September 17, 2015, as supplemented (the “Prospectus”)

Effective the same date, for each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Board of Trustees of Goldman Sachs ETF Trust has approved a unitary management fee structure for the Fund and reduction of the Fund’s management fee rate. Under the unitary fee structure, Goldman Sachs Asset Management, L.P., the Funds’ investment adviser, will be responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

Accordingly, effective that date, the Prospectus will be revised as follows:

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.09%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$9	$29

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Goldman Sachs ActiveBeta(R) U.S. Large Cap Equity ETF | Goldman Sachs ActiveBeta(R) U.S. Large Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.09%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	$ 29
Goldman Sachs ActiveBeta(R) U.S. Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gset_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

(the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus dated September 17, 2015, as supplemented (the “Prospectus”)

Effective the same date, for each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Board of Trustees of Goldman Sachs ETF Trust has approved a unitary management fee structure for the Fund and reduction of the Fund’s management fee rate. Under the unitary fee structure, Goldman Sachs Asset Management, L.P., the Funds’ investment adviser, will be responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

Accordingly, effective that date, the Prospectus will be revised as follows:

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.20%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$20	$64

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Goldman Sachs ActiveBeta(R) U.S. Small Cap Equity ETF | Goldman Sachs ActiveBeta(R) U.S. Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	$ 64

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred in the first fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses) to 0.05% of the Fund’s average daily net assets. This arrangement will remain in effect permanently. The Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.